Long term debt - Schedules (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 21, 2020
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 996,250
Long-term debt	996,250	$ 995,541
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	499,010
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	497,240
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,336	99,319
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 499,010	498,630
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 397,904	$ 397,592
Stated interest rates on debentures	2.95%		2.95%
Maturity date of borrowings	October 21, 2027